Goodwill and intangible assets	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure Of Intangible Assets And Goodwill Explanatory
Note 12

Goodwill and intangible assets
Introduction
UBS performs an impairment test on

its goodwill assets on an

annual basis or when indicators of impairment exist.

UBS considers Asset Management

,

as it is reported in Note 2a,

as a separate cash-generating unit (a

CGU),

as that is the
level at which the performance

of investment (and the related goodwill) is reviewed and assessed by management.

Given
that a

significant

amount

of goodwill

in Global

Wealth

Management

relates

to the

PaineWebber

acquisition

in 2000,
which mainly affected the Americas portion of

the business, this goodwill remains separately monitored by

the Americas,
despite the

formation

of Global

Wealth Management

in 2018.

Therefore,

goodwill for

Global Wealth

Management

is
separately considered for

impairment at the level

of two CGUs:

Americas; and

Switzerland and

International (consisting
of EMEA, Asia Pacific and Global).
The impairment

test is

performed

for each

CGU to

which goodwill

is allocated

by comparing

the recoverable

amount
with the carrying amount of the respective

CGU. UBS determines the recoverable

amount

of the respective CGUs based
on their value in use. An

impairment charge is recognized if the carrying

amount exceeds the recoverable amount.
As

of

31 December

2022,

total goodwill

recognized

on

the

balance

sheet

was

USD
6.0
bn,

of

which

USD
3.7
bn

was
carried by the

Global Wealth

Management Americas

CGU, USD
1.2
bn was

carried by the

Global Wealth

Management
Switzerland and International CGU, and USD 1.2 bn was carried by Asset Management. Based on the impairment testing methodology

described below,

UBS

concluded that

the goodwill

balances as

of 31

December 202

2

allocated to

these
CGUs were not impaired.
Methodology for goodwill impairment

testing
The recoverable

amounts

are determined

using

a discounted

cash flow

model, which

has been

adapted to

use inputs
that consider features

of the banking business

and its regulatory environment.

The recoverable

amount of a CGU

is the
sum of the

discounted

earnings attributable

to shareholders

from the

first three

forecast

years and

the terminal

value,
adjusted for the effect of the capital

assumed to be needed over the next three years and to support growth beyond that period. The

terminal value,

which covers

all periods

beyond the

third year,

is calculated

on the

basis of

the forecast

of
the third-year profit, the

discount rate and the long

-term growth rate, as well as the

implied perpetual capital growth.
The carrying amount for

each CGU is determined

by reference to the

Group’s equity

attribution framework. Within

this
framework,

which

is

described

in

the

“Capital,

liquidity

and

funding,

and

balance

sheet”

section

of

this

report,

UBS
attributes equity to the businesses on the

basis of their

risk-weighted assets and leverage ratio denominator (both metrics include resource allocations from Group Functions to the business divisions), their goodwill and their intangible assets, as well as

attributed equity

related to

certain common

equity tier 1

deduction

items. The

framework is

primarily used

for
the purpose of measuring the performance of the businesses

and includes certain management assumptions. Attributed
equity is equal   to
the

capital

a

CGU

requires

to

conduct

its

business

and

is

currently

considered

a

reasonable
approximation

of the

carrying amount

of the

CGUs.

The attributed

equity methodology

is also

applied in

the business
planning process, the inputs

from which are used in calculating the recoverable amounts

of the respective CGU.
›

Refer to the “Capital,

liquidity and funding,

and balance sheet”

section of this

report for more information

about the equity
attribution framework
Assumptions
Valuation

parameters used

within the Group’s

impairment test model are

linked to

external market information,

where
applicable. The

model used

to determine

the recoverable

amount

is most

sensitive to

changes in

the forecast

earnings
available to shareholders in years one to

three, to changes in the discount rates and to changes

in the long-term growth
rate. The applied

long-term growth

rate is based

on long-term economic

growth rates

for different regions

worldwide.
Earnings

available to

shareholders

are

estimated

on

the

basis

of

forecast

results,

which

are

part

of

the

business

plan
approved by the Board

of Directors.
The

discount

rates

are

determined

by

applying

a

capital

asset

pricing

model-based

approach,

as

well

as

considering
quantitative and qualitative inputs from both internal and external analysts and the view of management. They also take
into account

regional differences

in risk-free

rates at the

level of

the individual

CGUs. In

line with discount

rates, long-
term growth rates are determined at the regional

level based on nominal

GDP growth rate forecasts.
Key

assumptions

used

to

determine

the

recoverable

amounts

of

each

CGU

are

tested

for

sensitivity

by

applying

a
reasonably possible

change

to those

assumptions.

Forecast earnings

available

to shareholders

were

changed by
20%,
the

discount

rates

were

changed
  by 1.5
percentage

points
,
and

the

long
-
term

growth

rates

were

changed

by
0.75

percentage

points.

Under

all

scenarios,

reasonably

possible

changes

in

key

assumptions

did

not

result

in

an
impairment

of

goodwill

or

intangible
  assets
reported

by

Global

Wealth

Management

Americas,

Global

Wealth
Management Switzerland

and International,

and Asset Management.
If the estimated earnings and other assumptions in future

periods deviate from the current

outlook, the value of goodwill
attributable to

Global Wealth

Management

Americas, Global

Wealth Management

Switzerland and

International,

and
Asset Management may become impaired in the future, giving rise to losses in the income statement. Recognition of any
impairment

of

goodwill

would

reduce

International

Financial R

eporting

Standards

equity

and

net

profit.

It would

not
affect cash flows and, as goodwill is required to be deducted from capital under the Basel III capital framework, no effect
would be expected on

the Group’s capital ratios.
Discount and growth rates
Discount rates Growth rates
In % 31.12.22 31.12.21 31.12.22 31.12.21
Global Wealth Management Americas 10.5 9.5 3.8 4.0
Global Wealth Management Switzerland and International 9.4 8.5 3.6 3.1
Asset Management 9.5 8.5 3.4 2.9
USD m Goodwill
Intangible
assets
1
2022 2021
Historical cost
Balance at the beginning of the year 6,126 1,612 7,739 7,865
Additions 0 0 0 1
Disposals
2
(22) 0 (22) (3)
Write-offs 0 0 0 (41)
Foreign currency translation (61) (14) (76) (83)
Balance at the end of the year 6,043 1,598 7,641 7,739
Accumulated amortization and

impairment
Balance at the beginning of the year 1,360 1,360 1,385
Amortization 26 26 31
Impairment / (reversal of impairment) (1) (1) (1)
Write-offs 0 0 (41)
Foreign currency translation (11) (11) (13)
Balance at the end of the year 1,374 1,374 1,360
Net book value at the end of the

year
6,043 224 6,267 6,378
of which: Global Wealth Management Americas 3,709 31 3,740 3,760
of which: Global Wealth Management Switzerland

and International
1,166 59 1,225 1,276
of which: Asset Management 1,167 0 1,167 1,202
of which: Investment Bank 0 135 135 139
1 Intangible

assets mainly

include customer

relationships,

contractual

rights

and the

fully amortized

branch

network intangible

asset recognized

in connection

with

the acquisition

of PaineWebber

Group,

Inc.

2 Reflects the derecognition

of goodwill allocated to

businesses that have been

disposed of, in accordance

with IAS 36 requirements.
The table below presents

estimated aggregated amortization

expenses for intangible

assets.
USD m Intangible assets
Estimated aggregated amortization

expenses for:
2023 26
2024 24
2025 23
2026 23
2027 22
Thereafter 104
Not amortized due to indefinite useful life 2
Total 224

UBS AG
Entity [Table]
Disclosure Of Intangible Assets And Goodwill Explanatory
Note 12

Goodwill and intangible assets
Introduction
UBS AG performs an impairment test

on its goodwill assets on

an annual basis or when indicators of impairment exist.

UBS AG considers Asset Management

,

as it is reported in Note 2a,

as a separate cash-generating unit (a

CGU),

as that is
the level at which

the performance

of investment

(and the

related goodwill)

is reviewed and

assessed by management.
Given that

a significant

amount

of goodwill

in Global

Wealth

Management

relates

to the

PaineWebber

acquisition

in
2000,

which mainly

affected the

Americas

portion

of the

business,

this goodwill

remains separately

monitored

by the
Americas,

despite

the

formation

of

Global

Wealth

Management

in

2018.

Therefore,

goodwill

for

Global

Wealth
Management

is

separately

considered

for

impairment

at

the

level

of

two

CGUs:

Americas;

and

Switzerland

and
International (consisting of EMEA,

Asia Pacific and Global).
The impairment

test is

performed

for each

CGU to

which goodwill

is allocated

by comparing

the recoverable

amount
with the

carrying amount

of the

respective CGU.

UBS

AG determines

the recoverable

amount

of the

respective CGUs
based on their value in use. An impairment charge is

recognized if the carrying amount exceeds the recoverable amount.
As

of

31 December

2022,

total goodwill

recognized

on

the

balance

sheet

was

USD
6.0
bn,

of

which

USD
3.7
bn

was
carried by the

Global Wealth

Management Americas

CGU, USD
1.2
bn was

carried by the

Global Wealth

Management
Switzerland and International CGU, and USD 1.2 bn was carried by Asset Management. Based on the impairment testing methodology described below, UBS AG concluded that the

goodwill balances as of

31 December 2022

allocated to these
CGUs were not impaired.
Methodology for goodwill impairment

testing
The recoverable

amounts

are determined

using

a discounted

cash flow

model, which

has been

adapted to

use inputs
that consider features

of the banking business

and its regulatory environment.

The recoverable

amount of a CGU

is the
sum of the

discounted

earnings attributable

to shareholders

from the

first three

forecast

years and

the terminal

value,
adjusted for the effect of the capital

assumed to be needed over the next three years and to support growth beyond that period. The

terminal value,

which covers

all periods

beyond the

third year,

is calculated

on the

basis of

the forecast

of
the third-year profit, the

discount rate and the long

-term growth rate, as well as the

implied perpetual capital growth.
The

carrying

amount

for

each

CGU

is

determined

by

reference

to

UBS’s

equity

attribution

framework.

Within

this
framework,

which

is

described

in

the

“Capital,

liquidity

and

funding,

and

balance

sheet”

section

of

this

report,

UBS
attributes equity to the businesses on the

basis of their

risk-weighted assets and leverage ratio denominator (both metrics include resource allocations from Group Functions to the business divisions), their goodwill and their intangible assets, as well as

attributed equity

related to

certain common

equity tier 1

deduction

items. The

framework is

primarily used

for
the purpose of measuring the performance of the businesses

and includes certain management assumptions. Attributed
equity is equal   to
the

capital

a

CGU

requires

to

conduct

its

business

and

is

currently

considered

a

reasonable
approximation

of the

carrying amount

of the

CGUs.

The attributed

equity methodology

is also

applied in

the business
planning process, the inputs

from which are used in calculating the recoverable amounts

of the respective CGU.
›

Refer to the “Capital,

liquidity and funding,

and balance sheet”

section of this

report for more information

about the equity
attribution framework
Assumptions
Valuation

parameters

used

within UBS

AG’s

impairment test

model

are

linked

to

external market

information,

where
applicable. The

model used

to determine

the recoverable

amount

is most

sensitive to

changes in

the forecast

earnings
available to shareholders in years one to

three, to changes in the discount rates and to changes

in the long-term growth
rate. The applied

long-term growth

rate is based

on long-term economic

growth rates

for different regions

worldwide.
Earnings

available to

shareholders

are

estimated

on

the

basis

of

forecast

results,

which

are

part

of

the

business

plan
approved by the Board

of Directors.
The

discount

rates

are

determined

by

applying

a

capital

asset

pricing

model-based

approach,

as

well

as

considering
quantitative and qualitative inputs from both internal and external analysts and the view of management. They also take
into account

regional differences

in risk-free

rates at the

level of

the individual

CGUs. In

line with discount

rates, long-
term growth rates are determined at the regional

level based on nominal

GDP growth rate forecasts.
Key

assumptions

used

to

determine

the

recoverable

amounts

of

each

CGU

are

tested

for

sensitivity

by

applying

a
reasonably possible

change

to those

assumptions.

Forecast earnings

available

to shareholders

were

changed by
20%,
the

discount

rates

were

changed

by
1.5
percentage

points
,
and

the

long
-
term

growth

rates

were

changed

by
0.75

percentage

points.

Under

all

scenarios,

reasonably

possible

changes

in

key

assumptions

did

not

result

in

an
impairment

of

goodwill

or

intangible
  assets
reported

by

Global

Wealth

Management

Americas,

Global

Wealth
Management Switzerland

and International,

and Asset Management.
If the estimated earnings and other assumptions in future

periods deviate from the current

outlook, the value of goodwill
attributable to

Global Wealth

Management

Americas, Global

Wealth Management

Switzerland and

International,

and
Asset Management may become impaired in the future, giving rise to losses in the income statement. Recognition of any
impairment

of

goodwill

would

reduce

International

Financial R

eporting

Standards

equity

and

net

profit.

It would

not
affect cash flows and, as goodwill is required to be deducted from capital under the Basel III capital framework, no effect
would be expected on

UBS AG’s capital ratios.
Discount and growth rates
Discount rates Growth rates
In % 31.12.22 31.12.21 31.12.22 31.12.21
Global Wealth Management Americas 10.5 9.5 3.8 4.0
Global Wealth Management Switzerland and International 9.4 8.5 3.6 3.1
Asset Management 9.5 8.5 3.4 2.9
USD m Goodwill Intangible assets
1
2022 2021
Historical cost
Balance at the beginning of the year 6,126 1,612 7,739 7,865
Additions 0 0 0 1
Disposals
2
(22) 0 (22) (3)
Write-offs 0 0 0 (41)
Foreign currency translation (61) (14) (76) (83)
Balance at the end of the year 6,043 1,598 7,641 7,739
Accumulated amortization and

impairment
Balance at the beginning of the year 1,360 1,360 1,385
Amortization 26 26 31
Impairment / (reversal of impairment) (1) (1) (1)
Write-offs 0 0 (41)
Foreign currency translation (11) (11) (13)
Balance at the end of the year 1,374 1,374 1,360
Net book value at the end of the

year
6,043 224 6,267 6,378
of which: Global Wealth Management Americas 3,709 31 3,740 3,760
of which: Global Wealth Management Switzerland

and International
1,166 59 1,225 1,276
of which: Asset Management 1,167 0 1,167 1,202
of which: Investment Bank 0 135 135 139
1 Intangible assets mainly include customer relationships, contractual rights and the fully amortized branch network intangible asset recognized in connection with the acquisition of PaineWebber Group, Inc.

2 Reflects
the derecognition of goodwill

allocated to businesses that

have been disposed of,

in accordance with IAS 36

requirements.
The table below presents

estimated aggregated amortization

expenses for intangible

assets.
USD m Intangible assets
Estimated aggregated amortization

expenses for:
2023 26
2024 24
2025 23
2026 23
2027 22
Thereafter 104
Not amortized due to indefinite useful life 2
Total 224